Significant Events and Transactions	12 Months Ended
Dec. 31, 2022
Significant Events and Transactions [Abstract]
Significant Events and Transactions

2.      Significant Events and Transactions

On December 1, 2021, Rumble Inc (“Legacy Rumble”), a corporation incorporated under the laws of the Province of Ontario, entered into a business combination agreement (the “Business Combination Agreement”) with CF Acquisition Corp. VI, a Delaware corporation (“CFVI”), which among other things, provided for the exchange of all of the issued and outstanding shares of Legacy Rumble (“Rumble Acquisition”) for the shares of Class A Common Stock and Class C Common Stock and exchangeable shares in a wholly-owned subsidiary of CFVI, subject to adjustments and payable in accordance with the terms of the Business Combination Agreement.

CFVI is a special purpose acquisition company, formed for the purpose of effecting an acquisition of one or more business or assets, by way of Qualifying Transaction, amalgamation, share exchange, asset acquisition, share repurchase, reorganization, or other similar business combination involving CFVI, referred to as its qualifying acquisition (“Qualifying Transaction”). CFVI’s sponsor is CFAC Holdings VI, LLC (the “Sponsor”). On February 23, 2021, CFVI consummated the initial public offering (the “Offering”) of 30,000,000 units (“CFVI Units”) for gross proceeds of $300,000,000. Each CFVI

Unit consists of one share of Class A Common Stock (“CFVI Class A Common Stock”) and one-fourth of one redeemable warrant (“CFVI Warrant(s)”). Each whole CFVI Warrant entitles the holder to purchase one share of CFVI Class A Common Stock at a price of $11.50, and is exercisable on the later of 30 days after the completion of Qualifying Transaction or 12 months from the closing of the Offering, and expires 5 years after the completion of the Qualifying Transaction, or earlier upon redemption of liquidation. Upon closing of the Offering, the CFVI Units were listed on the Nasdaq. The total proceeds from the Offering were placed in an escrow account to be released upon consummation of the Qualifying Transaction in accordance with the terms and conditions of the related escrow agreement. Prior to the closing of the Qualifying Transaction discussed below, CFVI shareholders were permitted to elect to redeem their shares of CFVI Class A Common Stock for cash even if they approved the Qualifying Transaction. As a result, actual redemptions by CFVI shareholders were 30,689 CFVI Class A Common Stock and the remaining 29,969,311 shares of CFVI Class A Common Stock of the Company remained outstanding. Simultaneous with the closing of the Offering, CFVI consummated the sale of 700,000 units (“CFVI Placement Units”) to the Sponsor for gross proceeds of $7,000,000. Additionally, in connection with the Offering, the Sponsor committed, pursuant to a forward purchase contract (“FPA”) with CFVI, to purchase, in a private placement for gross proceeds of $15,000,000 to occur concurrently with the consummation of the Qualifying Transaction, 1,500,000 CFVI Units on substantially the same terms as the sale of CFVI Units in the Offering at $10.00 per CFVI Unit, and 375,000 CFVI Class A Common Stock (for no additional consideration). The funds from the FPA were to be used as part of the consideration to the sellers in the Qualifying Transaction.

On September 16, 2022 (the “Closing Date”), pursuant to the terms of the Business Combination Agreement, Legacy Rumble and CFVI announced the completion of the Qualifying Transaction, which constitutes CFVI’s Qualifying Transaction. In connection with the closing of the Qualifying Transaction, CFVI was renamed Rumble Inc and Legacy Rumble was renamed Rumble Canada Inc. References herein to “CFVI” and “Legacy Rumble” are to CF Acquisition Corp. VI and Rumble Inc, respectively, prior to the consummation of the Qualifying Transaction, and references to the “Company” or “Rumble” are to Rumble Inc following consummation of the Qualifying Transaction.

Consideration for the Qualifying Transaction pursuant to the terms of the Business Combination Agreement, and in exchange for their respective shares of capital stock of Legacy Rumble, was as follows:

•        For each share of Legacy Rumble capital stock held by eligible electing Canadian shareholders of Legacy Rumble (the “Electing Shareholders”), the Electing Shareholders received a number of exchangeable shares in 1000045728 Ontario Inc., an indirect, wholly owned Canadian subsidiary of CFVI (“ExchangeCo”, and such shares, the “ExchangeCo Shares”) equal to the quotient obtained by dividing the Price Per Company Share (as defined below) by $10.00 (the “Company Exchange Ratio”), and such Electing Shareholders concurrently subscribed for nominal value for a corresponding number of shares of Class C common stock, par value $0.0001 per share, of the Company (“Class C Common Stock”), a new class of voting, non-economic shares of common stock of the Company created and issued in connection with the Qualifying Transaction. This resulted in the issuance of 168,762,214 shares of Class C Common Stock of the Company for a par value of $16,876; and

•        For each share of Legacy Rumble capital stock held by all other shareholders of Rumble (the “Non-Electing Shareholders”, and collectively with the Electing Shareholders, the “Rumble Shareholders”), such Non-Electing Shareholder received a number of shares of Class A common stock, par value $0.0001 per share, of the Company (“Class A Common Stock”) equal to the Company Exchange Ratio. This resulted in the issuance of 48,970,404 shares of Class A Common Stock of the Company for a par value of $4,897.

The “Arrangement Consideration” means $3,186,384,663, representing the sum of $3,150,000,000, plus the cash and cash equivalents balance held by Legacy Rumble as of the date of the Qualifying Transaction (net of outstanding indebtedness), plus the aggregate exercise price of all outstanding options to purchase Legacy Rumble stock. The “Price Per Company Share” is obtained by dividing (i) the Arrangement Consideration by (ii) the number of outstanding shares of capital stock of Legacy Rumble (calculated on a fully diluted basis in accordance with the Business Combination Agreement). The Company Exchange Ratio was determined to be 24.5713:1.0000.

In addition, under the Business Combination Agreement:

•        All outstanding options to purchase shares of Legacy Rumble capital stock were exchanged for options (“Exchanged Company Options”) to purchase (a) a number of shares of Class A Common Stock (“Base Option Shares”) equal to the product (rounded down to the nearest whole number) of (i) the number of shares of Legacy Rumble capital stock subject to such options and (ii) the Option Exchange Ratio (as defined below), and (b) a fraction of a share of Class A Common Stock with respect to each Base Option Share equal to the Option Earnout Fraction (as defined below) (such fractional shares, “Tandem Option Earnout Shares”). The aggregate purchase price per Base Option Share together with the related fraction of the Tandem Option Earnout Share equals (i) the exercise price of such Legacy Rumble stock options divided by (ii) the Option Exchange Ratio (rounded up to the nearest whole cent); and

•        The outstanding warrant to purchase shares of Legacy Rumble capital stock was exchanged for a number of shares of Class A Common Stock equal to the product (rounded down to the nearest whole number) of the number of shares of Rumble capital stock subject to the warrant and the Company Exchange Ratio. This resulted in the issuance of 14,153,048 shares of Class A Common Stock of the Company for a par value of $731,281.

“Option Earnout Fraction” means the difference between (i) the Company Exchange Ratio divided by the Option Exchange Ratio minus (ii) 1.00. “Option Exchange Ratio” means the quotient obtained by dividing (x) by (y), where: (x) is the quotient, expressed as a dollar number, obtained by dividing (i) the sum of (a) $2,136,384,663, representing the sum of $2,100,000,000 plus the cash and cash equivalents balance held by Legacy Rumble as of the date of the Qualifying Transaction (net of debt), plus the aggregate exercise price of all outstanding options to purchase shares of Legacy Rumble capital stock, by (ii) the number of outstanding shares of Legacy Rumble capital stock (calculated on a fully diluted basis in accordance with the Business Combination Agreement); and (y) $10.00.

In addition, for an aggregate purchase price of $1,000,000, upon the closing of the Qualifying Transaction and pursuant to a subscription agreement entered into between Christopher Pavlovski, Legacy Rumble’s CEO and founder (“Mr. Pavlovski”) and CFVI, the Company issued and sold to Mr. Pavlovski a number of shares of Class D common stock, par value $0.0001 per share, of the Company (“Class D Common Stock”), a new class of non-economic shares of common stock of the Company carrying the right to 11.2663 votes per share created and issued in connecting with the Qualifying Transaction, such that, taking into account the shares of Class A Common Stock and Class C Common Stock issued to Mr. Pavlovski at the closing of the Qualifying Transaction, Mr. Pavlovski has approximately 85% of the voting power of the Company on a fully diluted basis.

The Company also issued, as of the date of the closing of the Qualifying Transaction, 1,875,000 shares of Class A Common Stock (par value $188) in connection with the FPA.

Further, upon the closing of the Qualifying Transaction, the Company consummated a private investment in public equity (“PIPE”) via the issuance of 8,300,000 shares of Class A Common Stock (par value $0.0001 per share) for aggregate proceeds of $83,000,000.

While CFVI was the legal acquirer of Legacy Rumble, Legacy Rumble was identified as the acquirer for accounting purposes. The Rumble Acquisition is accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, CFVI is treated as the acquired company for financial reporting purposes and Legacy Rumble is treated as the acquiror. This determination is primarily based on the facts that subsequent to the Qualifying Transaction, the Legacy Rumble shareholders hold a majority of the voting rights in the combined company (Rumble or the Company), Legacy Rumble will collectively hold voting power giving them the right to appoint the majority of the directors in Rumble, Legacy Rumble comprises all of the ongoing operations of the combined company, Legacy Rumble comprises all of the senior management of the combined company, and Legacy Rumble is significantly larger than CFVI in terms of revenue, total assets (excluding cash) and employees. Accordingly, for accounting purposes, the Qualifying Transaction was treated as the equivalent of Legacy Rumble issuing shares for the net assets of CFVI, accompanied by a recapitalization.

The net assets of CFVI were stated at historical costs. No goodwill or other intangible assets were recorded. Operations prior to the Qualifying Transaction are those of Legacy Rumble.

In connection with the Qualifying Transaction, the Company received $399,807,596 in gross proceeds from the Qualifying Transaction.

The number of shares of the Company’s common stock outstanding immediately following the consummation of the Qualifying Transaction was:

	Class A	Class C	Class D	Total
CFVI Public Shareholders	29,969,311	—	—	29,969,311
Sponsor Related Parties and Other Holders of Founder’s Shares	10,075,000	—	—	10,075,000
Rumble Shareholders	63,123,452	167,662,214	105,782,403	336,568,069
PIPE Investors	8,300,000	—	—	8,300,000
Closing shares	111,467,763	167,662,214	105,782,403	384,912,380

Details of the Qualifying Transaction are summarized as follows:

Fair value of shares issued by Rumble	$353,039,304

Net assets acquired:
Cash	$300,797,018
Prepaid expenses	221,016
Accounts payable, accruals, and other liabilities	(256,095)
Warrant liability	(29,625,500)
FPA liability	(8,362,419)
262,774,020

PIPE escrow proceeds	83,000,000
Sponsor FPA proceeds	15,000,000
Class D Common Stock proceeds	1,000,000
Shares repurchase of Class C Common Stock	(11,000,000)
$350,774,020

Excess fair value over net assets acquired – listing fee	$2,265,284

The excess fair value over net assets acquired was recorded as a reduction to additional paid-in capital. Additionally, the Company incurred transaction costs of $54,091,750, consisting of banking, legal, and other professional fees. The transaction costs were recorded as a reduction to additional paid-in capital in accordance with Staff Accounting Bulletin Topic 5.A.

During the year, there was a change in ownership structure of the subsidiaries within the Group. Rumble Inc purchased the shares of Locals Technology Inc. and Rumble USA Inc. from Rumble Canada Inc on October 19, 2022 and December 31, 2022, respectively. There is no change in the group structure of the Company due to this change in ownership.